UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           ------------------------------------------
Address:   90 Park Avenue
           New York, NY 10016
           ------------------------------------------

Form  13F  File  Number:  28-02774
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               11/13/2001
----------------------               ------------------               ----------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          137
                                              -----------

Form  13F  Information  Table  Value  Total:  $   126,680
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- -------- ----- ------ ------
AMERICAN HOME PRODUCTS         COMMON           026609107     1780   30562 N          Sole              5000      0  25562
ALLIED IRISH BANKS ADR         COMMON           019228402     1046   57800 N          Sole             20900      0  36900
AMERICAN INTL GROUP INC.       COMMON           026874107     3812   48869 N          Sole             15067      0  33802
AMERICAN INTL GROUP INC.       COMMON           026874107      234    3000 N          Other                0      0   3000
AMGEN INC                      COMMON           031162100     2450   41690 N          Sole              6575      0  35115
AMGEN INC                      COMMON           031162100      223    3800 N          Other                0      0   3800
AOL TIME WARNER                COMMON           00184A105      728   21983 N          Sole              8725      0  13258
AOL TIME WARNER                COMMON           00184A105      132    4000 N          Other                0      0   4000
AMERICAN EXPRESS               COMMON           025816109     2401   82622 N          Sole                 0      0  82622
BALDOR ELECTRIC                COMMON           057741100      977   49240 N          Sole               150      0  49090
BROWN-FORMAN INC CLASS A       COMMON           115637100      289    4521 N          Sole                 0      0   4521
BROWN-FORMAN INC CLASS B       COMMON           115637209      227    3600 N          Sole                 0      0   3600
BIOGEN INC                     COMMON           090597105      868   15625 N          Sole               480      0  15145
BIOGEN INC                     COMMON           090597105       39     700 N          Other                0      0    700
BALLARD POWER SYSTEMS INC      COMMON           05858H104     1018   52020 N          Sole             13725      0  38295
BMC SOFTWARE                   COMMON           055921100     1313  103405 N          Sole             28220      0  75185
BMC SOFTWARE                   COMMON           055921100       30    2400 N          Other                0      0   2400
BEMIS COMPANY                  COMMON           081437105     1391   34900 N          Sole                 0      0  34900
BP PLC ADR                     COMMON           055622104     3413   69414 N          Sole             21670      0  47744
BP PLC ADR                     COMMON           055622104      255    5180 N          Other                0      0   5180
ANHEUSER-BUSCH COMPANY         COMMON           035229103      410    9800 N          Sole                 0      0   9800
ANHEUSER-BUSCH COMPANY         COMMON           035229103       50    1200 N          Other                0      0   1200
CONAGRA FOODS INC              COMMON           205887102     2978  132665 N          Sole             19325      0 113340
CONAGRA FOODS INC              COMMON           205887102       45    2000 N          Other                0      0   2000
CHUBB CORP                     COMMON           171232101     1770   24790 N          Sole              3270      0  21520
CHUBB CORP                     COMMON           171232101       64     900 N          Other                0      0    900
CARNIVAL CORP CL-A             COMMON           143658102     1716   77920 N          Sole             19400      0  58520
CARNIVAL CORP CL-A             COMMON           143658102       77    3500 N          Other                0      0   3500
C&D TECHNOLOGIES INC           COMMON           124661109      824   44795 N          Sole             13600      0  31195
COLGATE-PALMOLIVE              COMMON           194162103      932   16000 N          Sole                 0      0  16000
COMERICA INC.                  COMMON           20034010       504    9103 N          Sole                 0      0   9103
CAMPBELL SOUP CO               COMMON           134429109      302   10800 N          Sole                 0      0  10800
CHEVRONTEXACO CORP             COMMON           166764100     2217   26155 N          Sole              6100      0  20055
CHEVRONTEXACO CORP             COMMON           166764100      203    2400 N          Other                0      0   2400
DIEBOLD INC                    COMMON           253651103     1013   26580 N          Sole               590      0  25990
DIEBOLD INC                    COMMON           253651103       38    1000 N          Other                0      0   1000
WALT DISNEY CO                 COMMON           254687106     1484   79700 N          Sole             10740      0  68960
WALT DISNEY CO                 COMMON           254687106       95    5100 N          Other                0      0   5100
DUKE REALTY CORP               COMMON           264411505     1402   59175 N          Sole             23170      0  36005
DUKE REALTY CORP               COMMON           264411505      118    5000 N          Other                0      0   5000
DEVRY INC                      COMMON           251893103     2700   75205 N          Sole             26875      0  48330
DEVON ENERGY CORP              COMMON           25179M103      447   12980 N          Sole              4140      0   8840
DEVON ENERGY CORP              COMMON           25179M103       69    2000 N          Other                0      0   2000
EMC CORP                       COMMON           268648102       40    3400 N          Sole                 0      0   3400
EMC CORP                       COMMON           268648102      135   11500 N          Other                0      0  11500
EMERSON ELECTRIC CO            COMMON           291011104     3642   77393 N          Sole             16830      0  60563
ENRON CORP                     COMMON           293561106      248    9100 N          Sole              5700      0   3400
ENRON CORP                     COMMON           293561106       95    3500 N          Other                0      0   3500
FUELCELL ENERGY INC            COMMON           35952H106      672   45400 N          Sole             17180      0  28220
GILLETTE COMPANY               COMMON           375766102     2570   86258 N          Sole             26900      0  59358
GILLETTE COMPANY               COMMON           375766102       63    2100 N          Other                0      0   2100
GENERAL DYNAMICS CORP          COMMON           369550108      811    9180 N          Sole               900      0   8280
GENERAL DYNAMICS CORP          COMMON           369550108      230    2600 N          Other                0      0   2600
GENERAL ELECTRIC               COMMON           369604103     3476   93448 N          Sole               600      0  92848
GENERAL ELECTRIC               COMMON           369604103      312    8400 N          Other                0      0   8400
GENUINE PARTS CO               COMMON           372460105      386   12100 N          Sole                 0      0  12100
GAP INC.                       COMMON           364760108      153   12825 N          Sole                 0      0  12825
HOME DEPOT INC.                COMMON           437076102       42    1100 N          Sole                 0      0   1100
HOME DEPOT INC.                COMMON           437076102      341    8900 N          Other                0      0   8900
HEINZ (H.J.)                   COMMON           423074103      941   22325 N          Sole              4660      0  17665
HERSHEY FOODS CORP.            COMMON           427866108     2004   30655 N          Sole              4190      0  26465
HERSHEY FOODS CORP.            COMMON           427866108      111    1700 N          Other                0      0   1700
HUBBELL INC CLASS B            COMMON           443510201     1290   44232 N          Sole              1970      0  42262
INTL BUSINESS MACHINES         COMMON           459200101      449    4900 N          Sole                 0      0   4900
INTEL CORP                     COMMON           458140100       46    2260 N          Sole                60      0   2200
INTEL CORP                     COMMON           458140100      174    8500 N          Other                0      0   8500
ILLINOIS TOOL WORKS INC        COMMON           452308109      238    4400 N          Other                0      0   4400
JOHNSON & JOHNSON              COMMON           478160104     7393  133446 N          Sole             35490      0  97956
JOHNSON & JOHNSON              COMMON           478160104      390    7044 N          Other                0      0   7044
KIMBERLY-CLARK                 COMMON           494368103      217    3500 N          Sole                 0      0   3500
COCA COLA                      COMMON           191216100      960   20500 N          Sole                 0      0  20500
LOUIS DREYFUS NATURAL GAS      COMMON           546011107     1007   25875 N          Sole              9500      0  16375
LANDSTAR INC                   COMMON           515097103        4   50000 N          Sole             50000      0      0
LEHMAN BROTHERS                COMMON           524908100      421    7400 N          Sole                 0      0   7400
LILLY, ELI & CO                COMMON           532457108      662    8200 N          Sole                 0      0   8200
LOCKHEED MARTIN CORP.          COMMON           539830109      974   22255 N          Sole              8000      0  14255
LUCENT TECHNOLOGIES            COMMON           549463107     1362  237659 N          Sole             67450      0 170209
LUCENT TECHNOLOGIES            COMMON           549463107       26    4500 N          Other                0      0   4500
MCDONALD'S CORP                COMMON           580135101      735   27070 N          Sole               200      0  26870
MUTUAL RISK MANAGEMENT         COMMON           628351108     1603  210910 N          Sole             48100      0 162810
MOLEX INC                      COMMON           608554101     3878  137952 N          Sole             34118      0 103834
MOLEX INC                      COMMON           608554101      112    4000 N          Other                0      0   4000
MERCK & CO INC                 COMMON           589331107     3800   57060 N          Sole             10050      0  47010
MERCK & CO INC                 COMMON           589331107      280    4200 N          Other                0      0   4200
MICROSOFT CORP                 COMMON           594918104      205    4000 N          Other                0      0   4000
NATIONAL CITY CORP             COMMON           635405103     2498   83410 N          Sole             21400      0  62010
NEW CENTURY EQUITY HOLDING     COMMON           NCEH             4   10000 N          Sole                 0      0  10000
NCR CORP.                      COMMON           62886E108      550   18560 N          Sole                90      0  18470
NEIMAN MARCUS GROUP CL A       COMMON           640204202      450   18400 N          Sole                 0      0  18400
OMNICOM GROUP                  COMMON           681919106      948   14600 N          Sole              6400      0   8200
OMNICOM GROUP                  COMMON           681919106       65    1000 N          Other                0      0   1000
ORACLE CORP                    COMMON           68389X105      692   55000 N          Sole              7000      0  48000
ORACLE CORP                    COMMON           68389X105      100    8000 N          Other                0      0   8000
PAYCHEX INC                    COMMON           704326107      273    8677 N          Sole              1000      0   7677
PEPSICO INC                    COMMON           713448108     5156  106315 N          Sole             28950      0  77365
PEPSICO INC                    COMMON           713448108      315    6500 N          Other                0      0   6500
PFIZER INC                     COMMON           717081103     1624   40500 N          Sole              1500      0  39000
PROCTER & GAMBLE CO            COMMON           742718109     1150   15800 N          Sole                 0      0  15800
PRIME MEDICAL SERVICES INC     COMMON           74156D108       51   11232 N          Sole                 0      0  11232
POST PROPERTIES INC            COMMON           737464107     1662   44835 N          Sole             22250      0  22585
POST PROPERTIES INC            COMMON           737464107       93    2500 N          Other                0      0   2500
ROYAL DUTCH PETROLEUM          COMMON           780257804      422    8400 N          Sole               700      0   7700
TRANSOCEAN SEDCO FOREX INC     COMMON           G90078109     1029   38976 N          Sole             17100      0  21876
TRANSOCEAN SEDCO FOREX INC     COMMON           G90078109      106    4000 N          Other                0      0   4000
RAYTHEON CO                    COMMON           755111507      768   22090 N          Sole              8150      0  13940
RAYTHEON CO                    COMMON           755111507      111    3200 N          Other                0      0   3200
SHERWIN-WILLIAMS CO            COMMON           824348106     2473  111300 N          Sole              8470      0 102830
SPINNAKER EXPLORATION CO       COMMON           84855W109      565   15975 N          Sole              2590      0  13385
SCHLUMBERGER LTD               COMMON           806857108      708   15500 N          Sole              8200      0   7300
SCHLUMBERGER LTD               COMMON           806857108      160    3500 N          Other                0      0   3500
SYLVAN LEARNING SYSTEMS IN     COMMON           871399101     2090   91255 N          Sole             26100      0  65155
SYLVAN LEARNING SYSTEMS IN     COMMON           871399101       46    2000 N          Other                0      0   2000
SONOCO PRODUCTS CO             COMMON           835495102      531   22586 N          Sole                 0      0  22586
SUNTRUST BANKS INC             COMMON           867914103      889   13350 N          Sole                 0      0  13350
SERVICEMASTER LTD PARTNERS     COMMON           817615107      168   15187 N          Sole                 0      0  15187
TOKHEIM 'C' WARRANTS           COMMON           889073136        0   10000 N          Sole             10000      0      0
TRW INC.                       COMMON           872649108     4832  162040 N          Sole                 0      0 162040
TYCO INTERNATIONAL LTD         COMMON           902124106      273    6000 N          Other                0      0   6000
U.S. BANCORP                   COMMON           902973304     1865   84099 N          Sole             32805      0  51294
U.S. BANCORP                   COMMON           902973304       70    3162 N          Other                0      0   3162
VIVENDI UNIVERSAL-SP ADR       COMMON           92851S204      538   11600 N          Sole              5400      0   6200
VIACOM INC CL A                COMMON           925524100      193    5527 N          Sole              2550      0   2977
VIACOM INC CL A                COMMON           925524100       15     415 N          Other                0      0    415
VIACOM INC CL B                COMMON           925524308      955   27672 N          Sole             10899      0  16773
VIACOM INC CL B                COMMON           925524308      130    3780 N          Other                0      0   3780
WALGREEN CO.                   COMMON           931422109      689   20000 N          Sole                 0      0  20000
WACHOVIA CORP                  COMMON           929903102     1265   40813 N          Sole             14970      0  25843
WACHOVIA CORP                  COMMON           929903102       81    2600 N          Other                0      0   2600
WILLIAMS COMMUNICATIONS GR     COMMON           969455104       24   20474 N          Sole             11841      0   8633
WORLDCOM INC                   COMMON           98157D106      120    7950 N          Sole               200      0   7750
WORLDCOM INC                   COMMON           98157D106       60    3985 N          Other                0      0   3985
WELLS FARGO & CO               COMMON           949746101      222    5000 N          Sole                 0      0   5000
WELLS FARGO & CO               COMMON           949746101       44    1000 N          Other                0      0   1000
WILLIAMS COS INC               COMMON           969457100     1400   51295 N          Sole             23480      0  27815
WILLIAMS COS INC               COMMON           969457100       27    1000 N          Other                0      0   1000
EXXON MOBIL CORPORATION        COMMON           30231G102     3517   89266 N          Sole             22200      0  67066
EXXON MOBIL CORPORATION        COMMON           30231G102       81    2056 N          Other                0      0   2056